Deferred Income (Details) € in Thousands, $ in Thousands	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	€ 17,394	€ 21,942
Non-current deferred income	24,125	29,429
Total deferred income	41,519	51,371
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	17,367	21,501
Non-current deferred income	24,125	29,429
Total deferred income	41,492	50,930	€ 2,047	$ 2,429
Rett Syndrome Research Trust
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	€ 27	€ 441